Concentration of Risk	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK
16.	CONCENTRATION OF RISK

Credit risk

Our assets that are potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

We believe that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Neo-Concept HK is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD800,000 (approximately USD102,015) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2026, cash balance of HKD9,706,976 (USD1,237,819) was maintained at financial institutions in Hong Kong and approximately HKD9,706,976 (USD1,237,819) was insured by the Hong Kong Deposit Protection Board.

As of June 30, 2026, HKD377,016 (approximately USD48,076) was deposited with financial institutions located in UK, which was substantially insured under the Financial Services Compensation Scheme. Accordingly, it is not exposed to significant credit risk.

We have designed credit policies with an objective to minimize their exposure to credit risk. Our accounts receivable is short term by nature and the associated risk is minimal. We conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. We periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

We are also exposed to risk from accounts receivables. These assets are subject to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the six months ended June 30, 2025 and 2026 are as follows:

	2025	2026
Percentage of total revenue
Customer A	17.1%	32.5%
Customer B	10.7%	*
Customer E	11.8%	*

*	Customer B and customer E accounted for less than 10% of total revenue for the six months ended June 30, 2026.

Information as to the accounts receivables derived from those customers that accounted for more than 10% of total accounts receivable as of December 31, 2025 and June 30, 2026 are as follows:

	December 31, 2025	June 30, 2026
Percentage of total accounts receivables
Customer A	21.2%	56.0%
Customer B	64.2%	*
Customer C	*	19.5%

*	Customer C accounted for less than 10% of total accounts receivable as of December 31, 2025. Customer B accounted for less than 10% of total accounts receivable as of June 30, 2026.

Vendor concentration risk

Information as to the purchases derived from those vendors that accounted for more than 10% of total purchases for the six months ended June 30, 2025 and 2026 are as follows:

	2025	2026
Percentage of total purchase
Vendor A	78.9%	65.8%
Vendor B	17.6%	31.4%

No accounts payables as of December 31, 2025 and June 30, 2026. No other vendor accounts for more than 10% of our accounts payable as of December 31, 2025 and June 30, 2026.

Interest rate risk

Our exposure on fair value interest rate risk mainly arises from our cash balance in banks. We also have exposure on cash flow interest rate risk which is mainly arising from our bank balance in banks.

We are not exposed to significant interest rate risk as the interest rates are not expected to change significantly.

Foreign currency risk

We are exposed to foreign currency risk primarily through sales that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily USD, GBP and AED.

We currently do not have a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. We will monitor the foreign currency exposure closely and will consider hedging significant foreign currency exposure should the need arise.

Market and geographic risk

The Company’s operations are mainly conducted in Hong Kong and the United Kingdom. Accordingly, the political, economic, and legal environments, as well as the general state of Hong Kong and the United Kingdom’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s business is exposed to risks arising from geopolitical tensions and military conflicts, including the ongoing war in Ukraine and instability in the Middle East. These events create significant global market and geographic risks, the effects of these on the Company’s operations are still uncertain.